Description of Business and Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,594	$ 2,745
Increase of cash and cash equivalents	(151)
Cash, cash equivalents and restricted cash	3,917	3,916	$ 2,888	$ 3,177
Increase (decrease) in cash, cash equivalents and restricted cash	1	1,028	$ (289)
Prepaid expenses and other
Cash and Cash Equivalents [Line Items]
Restricted cash	1,221	1,047
Increase in restricted cash	174
Other Assets
Cash and Cash Equivalents [Line Items]
Restricted cash	102	$ 124
Increase in restricted cash	$ (22)